Lease financings	6 Months Ended
Jun. 30, 2024
Lease Financings
Lease financings

7.         Lease financings:

Details of the Company’s lease financings are discussed in Note 7 of the Company’s consolidated financial statements for the year ended December 31, 2023, included in the 2023 Annual Report.

The Company’s lease financings bear interest at Secured Overnight Finance Rate (“SOFR”) plus a margin. The corresponding interest expense of the Company’s bareboat lease financing activities is included within “Interest and finance costs” in the unaudited interim condensed consolidated income statements (Note 8).

The principal payments required to be made after June 30, 2024, for the Company’s outstanding finance lease obligations recognized on the balance sheet, as of that date, are as follows:

Twelve month periods ending	Amount
June 30, 2025	$2,731
June 30, 2026	2,731
June 30, 2027	2,731
June 30, 2028	2,731
June 30, 2029	4,383
June 30, 2030 and thereafter	1,364
Total bareboat lease minimum payments	$16,671
Unamortized lease issuance costs	(73)
Total bareboat lease minimum payments, net	$16,598
Lease financing short term	2,731
Lease financing long term, net of unamortized lease issuance costs	13,867